Financial income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial income
Interest	€ 2,502	€ 2,571	€ 372
Exchange differences	4,925	1,254	6,041
Fair value adjustment foreign currency swaps		343	1
Other	20	6	349
Total financial income	€ 7,447	€ 4,174	€ 6,763